Acquisition of subsidiaries (Fair values of the assets acquired and liabilities assumed on Acquisition Date) (Details) - USD ($)			12 Months Ended
		Sep. 06, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total consideration:
Remeasurement Gain			$ 4,384,563	$ 0	$ 2,100,563
Fair value of net identifiable assets acquired:
Real estate properties under development			$ 4,068,716,308	$ 1,996,000,653	$ 1,719,135,164
Wuhu Penghua Tenth Investment Center (Limited Partnership) [Member]
Total consideration:
Carrying amount of previously held equity interests		$ 202,354,932
Remeasurement Gain		4,384,563
Fair value of previously held equity interests	[1]	206,739,495
Less: Goodwill		534,697
Net assets acquired		206,204,798
Fair value of net identifiable assets acquired:
Cash and cash equivalents		11,761,992
Real estate properties under development		538,393,230
Current assets		7,471,403
Current liabilities		(57,705,079)
Deferred tax liabilities		(534,697)
Long-term bank loan		(293,182,051)
Net assets acquired		$ 206,204,798

[1]	The business combination was achieved without the transfer of consideration. The difference between the fair value of previously held equity interest and the fair value of net identifiable assets acquired was recognized as goodwill. As the Wuhu Group were private companies, the fair value of the Group’s previously held equity interest is estimated based on asset-based approach using significant unobservable inputs that market participants would consider, which mainly include estimated revenue and estimated cost for the construction project.